SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Number of operating segments	1
Net revenue	$ 30,073,452	$ 36,253,309	$ 27,815,399
Sales commission of online coupons
SEGMENT INFORMATION
Net revenue	18,019,098	26,296,454	25,005,546
Storefront fees
SEGMENT INFORMATION
Net revenue	$ 12,054,354	$ 9,956,855	$ 2,809,853